Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Going Concern Details Narrative
Loss from Operations	$ (3,000)	$ (21,000)	$ (45,741)	$ (37,000)	$ (69,384)	$ (71,604)
Accumulated deficit	$ (538,843)		$ (538,843)		$ (493,102)	$ (660,677)